Intangible assets (Details 2) R$ / shares in Units, R$ in Thousands	Dec. 31, 2017 BRL (R$) R$ / shares
CGU - UNIB - South
CGU and operating segments
Allocated goodwill	R$ 926,854
Cash flow (CF)	11,970,190
Book value (with goodwill and work capital)	R$ 2,912,030
CF/Book value | R$ / shares	R$ 4.1
Operating segment - Polyolefins
CGU and operating segments
Allocated goodwill	R$ 939,667
Cash flow (CF)	26,654,836
Book value (with goodwill and work capital)	R$ 7,766,269
CF/Book value | R$ / shares	R$ 3.4
Operating segment - Vinyls
CGU and operating segments
Allocated goodwill	R$ 192,353
Cash flow (CF)	5,091,859
Book value (with goodwill and work capital)	R$ 2,895,428
CF/Book value | R$ / shares	R$ 1.8